Fair Value Measurements - Schedule of Fair Value of Forward Purchase Agreements Liability (Details) - Forward Purchase Agreements [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Fair Value of Forward Purchase Agreements Liability [Line Items]
Fair value of Forward Purchase Agreements liability, Balance
Initial recognition at November 13, 2024 of 700,000 shares	200,417
Initial recognition at November 14, 2024 of 700,000 and 300,000 shares	284,426
Change in fair value	(435,568)
Fair value of Forward Purchase Agreements liability, Balance	$ 49,275